Document and Entity Information	Jan. 29, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 29, 2021
Entity Registrant Name	CELLULAR BIOMEDICINE GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36498
Entity Tax Identification Number	86-1032927
Entity Address, Address Line One	9605 Medical Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	825-5320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CBMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001378624
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	209 Perry Parkway
Entity Address, Address Line Two	Suite 13
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20877